Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 21, 2013
Entity Registrant Name	dei_EntityRegistrantName	Cambria ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001529390
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 21, 2013
Prospectus Date	rr_ProspectusDate	Nov. 21, 2013
Cambria Global Income and Currency Strategies ETF (Prospectus Summary) | Cambria Global Income and Currency Strategies ETF | Cambria Global Income and Currency Strategies ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FXFX
Cambria Shareholder Yield ETF (Prospectus Summary) | Cambria Shareholder Yield ETF | Cambria Shareholder Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYLD
Cambria Foreign Shareholder Yield ETF (Prospectus Summary) | Cambria Foreign Shareholder Yield ETF | Cambria Foreign Shareholder Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FYLD
Cambria Emerging Shareholder Yield ETF (Prospectus Summary) | Cambria Emerging Shareholder Yield ETF | Cambria Emerging Shareholder Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EYLD